Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	28,000	$36.75
Granted	90,667	13.50
Vested	(100,000)	15.67
Unvested as at December 31, 2012	18,667	$36.75

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at June 30, 2013	276,667	$7.46